Share capital and reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share capital and reserves
Share capital and reserves

25.Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders due to Transaction and Lightmap Ltd put option, see Note 15 for further details.

Share-based payments

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 30 for further details of these plans.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these interim condensed consolidated financial statement as well as revaluation of goodwill as at the reporting date, see interim condensed consolidated statement of changes in equity.

Share capital

Share capital as at June 30, 2023 and December 31, 2022 consisted from the following:

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—

Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	197,314,600	—
	197,314,600	—

Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Balance at June 30, 2023	197,314,600	—

25.   Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders due to Transaction and Lightmap Ltd put option, see Note 15 for further details.

Share-based payments

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 30 for further details of these plans.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these consolidated financial statement as well as revaluation of goodwill as at the reporting date, see consolidated statement of changes in equity.

Share capital

Share capital as at December 31, 2022 and 2021 consisted from the following:

	2021	2021
	Number of shares	US$

Ordinary shares of $0 each	196,523,101	—
	196,523,101	—
Issued and fully paid
Balance at January 1, 2021	20,000	26,659
Balance at December 31, 2021	196,523,101	—

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

Each issued and outstanding share in the Company was automatically and without any action on the part of the holder thereof, cancelled in exchange for the right to receive one ordinary share of no par value in GDEV Inc. as a result of the Transaction (see Note 30). On August 26, 2021 immediately subsequent to the consummation of the Transaction, there were 196,523,101 GDEV Inc. ordinary shares outstanding.

Dividends

The following dividends were declared and paid by Nexters Global Ltd prior to the Transaction:

	2022	2021	2020
Dividends unpaid as at January 1	—	2,592	84
Dividends declared for year, per share US$ 4,800 (2020: 2,681, 2019: 210)	—	96,000	53,614
Dividends paid	—	(98,562)	(51,683)
Effect of foreign exchange rates	—	(30)	577
Dividends unpaid as at December 31	—	—	2,592

The Cypriot law requires companies established under the laws of Cyprus to pay dividends out of available distributable profits. Profits in the legal sense are construed on principles different from IFRS. Management of Nexters Global Ltd determined the amount of the distributable profits of Nexters Global Ltd as at the dates of dividends declaration in accordance with the applicable law, ensuring the availability of funds for covering all potential and contingent liabilities and taking into account that deferred revenue, appearing on the balance sheet as a liability does not constitute liability in the legal sense but it is in essence a postponement in the recognition of revenue.